Fair Values - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and money market instruments	$ 149,459	$ 237,699
Investment securities	1,587,694	1,445,405
Mortgage loans held for sale	7,306	5,264
Impaired loans carried at fair value	9,496	16,963
Derivative Asset	165	70
Other loans	4,997,318	4,757,461
Loans receivable, net	5,014,285	4,779,758
Financial liabilities:
Non-interest bearing checking accounts	1,404,032	1,269,296
Interest bearing transaction accounts	1,107,200	1,122,079
Savings accounts	1,544,708	1,325,445
Time Deposits, Fair Value	1,295,329	1,422,885
Other	1,290	1,269
Total deposits	5,352,559	5,140,974
Short-term borrowings	394,242	276,980
Long-term debt	771,420	827,500
Subordinated debentures/notes	41,596	42,995
Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Carrying value
Financial assets:
Cash and money market instruments	149,459	237,699
Investment securities	1,585,568	1,442,477
Mortgage loans held for sale	7,306	5,264
Impaired loans carried at fair value	9,496	16,963
Derivative Asset	165	70
Other loans	4,994,624	4,753,033
Loans receivable, net	5,011,591	4,775,330
Financial liabilities:
Non-interest bearing checking accounts	1,404,032	1,269,296
Interest bearing transaction accounts	1,107,200	1,122,079
Savings accounts	1,544,708	1,325,445
Time Deposits, Fair Value	1,290,412	1,409,911
Other	1,290	1,269
Total deposits	5,347,642	5,128,000
Short-term borrowings	394,242	276,980
Long-term debt	738,105	786,602
Subordinated debentures/notes	45,000	45,000
Carrying value | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Level 1
Financial assets:
Cash and money market instruments	149,459	237,699
Investment securities	1,941	1,922
Derivative Asset	0	0
Loans receivable, net	0	0
Financial liabilities:
Non-interest bearing checking accounts	1,404,032	1,269,296
Interest bearing transaction accounts	1,107,200	1,122,079
Savings accounts	1,544,708	1,325,445
Other	1,290	1,269
Total deposits	4,057,230	3,718,089
Level 2
Financial assets:
Investment securities	1,584,984	1,442,708
Mortgage loans held for sale	7,306	5,264
Derivative Asset	165	70
Loans receivable, net	7,471	5,334
Financial liabilities:
Time Deposits, Fair Value	1,295,329	1,422,885
Total deposits	1,295,329	1,422,885
Short-term borrowings	394,242	276,980
Long-term debt	771,420	827,500
Subordinated debentures/notes	41,596	42,995
Level 3
Financial assets:
Investment securities	769	775
Impaired loans carried at fair value	9,496	16,963
Derivative Asset	0	0
Other loans	4,997,318	4,757,461
Loans receivable, net	5,006,814	4,774,424
Financial liabilities:
Total deposits	0	0
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	4,436	4,048
Available-for-sale Securities [Member] | Carrying value
Financial assets:
Accrued interest receivable	4,436	4,048
Available-for-sale Securities [Member] | Level 2
Financial assets:
Accrued interest receivable	4,436	4,048
Loans
Financial assets:
Accrued interest receivable	14,239	13,629
Loans | Carrying value
Financial assets:
Accrued interest receivable	14,239	13,629
Loans | Level 3
Financial assets:
Accrued interest receivable	14,239	13,629
Deposits
Financial liabilities:
Accrued interest payable	987	1,125
Deposits | Carrying value
Financial liabilities:
Accrued interest payable	987	1,125
Deposits | Level 1
Financial liabilities:
Accrued interest payable	66	14
Deposits | Level 2
Financial liabilities:
Accrued interest payable	921	1,111
Borrowings
Financial liabilities:
Accrued interest payable	1,351	1,426
Borrowings | Carrying value
Financial liabilities:
Accrued interest payable	1,351	1,426
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	4	3
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	$ 1,347	$ 1,423